Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities:
Net loss	$ (107,159)	$ (67,859)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	28,358	28,780
Change in fair value of preferred stock	70,451	10,716
Amortization of preferred stock issuance costs	1,120	16,112
Loss on disposal of property and equipment	1,853	1,066
Gain from sale of Unitrans	0	(35,440)
Share-based compensation	1,392	1,647
Loss from debt extinguishment	0	15,876
Provision for bad debts	2,275	2,847
Deferred tax benefit	(9,041)	(10,193)
Impairment charges	0	4,402
Changes in:
Accounts receivable	34,556	(32,701)
Income tax receivable	3,557	3,599
Prepaid expenses and other assets	(13,754)	(768)
Accounts payable	(12,453)	(5,384)
Accrued expenses and other liabilities	(3,138)	17,329
Net cash used in operating activities	(1,983)	(49,971)
Cash flows from investing activities:
Proceeds from sale of business	0	88,512
Capital expenditures	(16,922)	(11,212)
Proceeds from sale of property and equipment	1,316	2,689
Net cash (used in) provided by investing activities	(15,606)	79,989
Cash flows from financing activities:
Borrowings under revolving credit facilities	60,746	236,905
Payments under revolving credit facilities	(85,655)	(268,568)
Term debt payments	(16,285)	(278,819)
Term debt borrowings	557	56,780
Debt issuance costs and discount	0	(4,672)
Cash collateralization of letters of credit	0	(1,211)
Payments of debt extinguishment costs	0	(10,960)
Preferred stock issuance costs	(1,120)	(16,112)
Proceeds from issuance of preferred stock and warrants	34,999	540,500
Preferred stock payments	0	(293,000)
Issuance of restricted stock units, net of taxes paid	(81)	(230)
Payment of capital lease obligation	(2,785)	(3,078)
Proceeds from issuance premium financing	17,782	0
Payments on issuance premium financing	(6,252)	0
Net cash provided by (used in) financing activities	1,906	(42,465)
Net decrease in cash and cash equivalents	(15,683)	(12,447)
Cash and cash equivalents:
Beginning of period	25,702	29,513
End of period	10,019	17,066
Supplemental cash flow information:
Cash paid for interest	7,436	24,625
Cash refunds from income taxes, net	(1,329)	(2,215)
Non-cash capital leases and other obligations to acquire assets	23,233	0
Capital expenditures, not yet paid	$ 1,877	$ 0